Fees Summary	Aug. 01, 2025 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 7,491.62
Total Fee Amount	0
Total Transaction Valuation	0
Total Offset Amount	0
Net Fee	$ 0